Leases	12 Months Ended
Jan. 31, 2012
Leases [Abstract]
Leases
LEASES
The Company leases office and warehouse space, as well as certain equipment and vehicles, under non-cancelable operating leases. Gross rent expense recognized in income (loss) from continuing operations was $17.2 million, $14.3 million and $14.1 million in the fiscal years ended January 31, 2012, 2011 and 2010, respectively. Sublease income was $0.4 million, $0.1 million and $0.1 million in the fiscal years ended January 31, 2012, 2011 and 2010, respectively.
The majority of the Company’s leases include options that allow it to renew or extend the lease term beyond the initial lease period, subject to terms and conditions agreed upon at the inception of the lease. Such terms and conditions include rental rates agreed upon at the inception of the lease that could represent below-or above-market rental rates later in the life of the lease, depending upon market conditions at the time of such renewal or extension.
In November 2011, Verint executed a lease agreement for a new facility in Alpharetta, Georgia. This new facility will be occupied in connection with the expiration of Verint's existing facility lease in Roswell, Georgia at the end of November 2012, and will also include the consolidation of the Atlanta, Georgia office of GMT, which Verint acquired in October 2011. The lease term extends through September 2026. The aggregate minimum lease commitment over the term of this new lease, excluding operating expenses, is approximately $36.1 million.
The Company has entered into various sublease agreements to lease excess space. As of January 31, 2012, the minimum annual rent obligations (excluding taxes, maintenance and other pass-throughs), sublease income to be received under non-cancelable subleases, and minimum net rentals of the Company's continuing operations are as follows for the fiscal years ending January 31:

(In thousands)	Minimum Lease Commitments	Noncancellable Subleases	Minimum Net Rentals
2013	$14,259	$(550)	$13,709
2014	10,295	(545)	9,750
2015	10,747	(521)	10,226
2016	9,598	(536)	9,062
2017	6,785	(553)	6,232
2018 and thereafter	35,738	(46)	35,692
	$87,422	$(2,751)	$84,671